Other Current Liability - Summary of Other Current Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous Current Liabilities [Abstract]
Liabilities arising from contracts with customers	$ 612	$ 259
Dividend payable	671	691
Onerous contracts provisions	9,640	5,105
Other current liabilities	3,212	1,771
Total	$ 14,135	$ 7,826